Contingent Liabilities and Financial Commitments - Closed Litigation Matters Explanatory (Details)	12 Months Ended
Dec. 31, 2017
Ratcliff | US
Disclosure of Current Status of Litigation Cases [Line Items]
Matter	Ratcliff
Jurisdiction	US (Seattle, Washington)
Companies named as Defendants	Company
Description	Product liability asbestos matter
Disposition	Dismissed as to the Company effective 30 May 2017
Khosravi | United Kingdom
Disclosure of Current Status of Litigation Cases [Line Items]
Matter	Khosravi
Jurisdiction	England
Companies named as Defendants	Company, B.A.T (U.K and Export), B.A.T. Pars Company
Description	Alleged wrongdoing by former distributor
Disposition	Claim dismissed at first instance and permission to appeal refused.
Georgian Competition Claim | Georgia
Disclosure of Current Status of Litigation Cases [Line Items]
Matter	Georgian Competition Claim
Jurisdiction	Georgia
Companies named as Defendants	British American Tobacco Georgia
Description	Alleged breach of local tobacco control and competition laws
Disposition	Court of Appeal overturned the negative judgment and permission to appeal to the Supreme Court was refused.